Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 105,695,648	$ 81,540,776
Direct costs	(23,755,056)	(24,691,442)
Gross profit	81,940,592	56,849,334
Other income	189,857	180,345
Change in estimated fair value of derivative warrant liability	3,931,592	7,430,035
General and administration expenses	(54,075,686)	(15,652,819)
Finance costs	(20,915,219)	(25,417,989)
Litigation settlement	(55,746,035)
Changes in fair value of derivative financial instruments	(3,653,296)	3,840,379
(Loss) / profit for the year	(48,328,195)	27,229,285
Other comprehensive income
Total comprehensive (loss) / income for the year	$ (48,328,195)	$ 27,229,285
Basic and diluted (loss) / earnings per share (in Dollars per share)	$ (0.55)	$ 0.31
Diluted (loss) / earnings per share (in Dollars per share) (in Dollars per share)	$ (0.55)	$ 0.31
Adjusted EBITDA	$ 79,693,228	$ 53,861,371